Fair Value Measurements And Financial Instruments Fair Value Measurements Recurring Basis Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 1,189	$ 1,236
Fair value of acquisition contingent consideration	188	0	0
Liabilities, Fair Value Disclosure, Recurring	195
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,189	1,236
Liabilities, Fair Value Disclosure, Recurring	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Liabilities, Fair Value Disclosure, Recurring	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Liabilities, Fair Value Disclosure, Recurring	195
Contingent Consideration Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of acquisition contingent consideration	195
Contingent Consideration Liability [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of acquisition contingent consideration	0
Contingent Consideration Liability [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of acquisition contingent consideration	0
Contingent Consideration Liability [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of acquisition contingent consideration	195	0
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Securities Fair Value Disclosure	875	964
Cash and Cash Equivalents [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Securities Fair Value Disclosure	875	964
Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Securities Fair Value Disclosure	0	0
Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money Market Securities Fair Value Disclosure	0	0
Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	35	41
Other Current Assets [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	35	41
Other Current Assets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Other Current Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	0
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Fair Value Disclosure	279	231
Other Assets [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Fair Value Disclosure	279	231
Other Assets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Fair Value Disclosure	0	0
Other Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Fair Value Disclosure	$ 0	$ 0